Other Commitments and Contingencies	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
(18) Other Commitments and Contingencies

Total rental expense less sublease rental income for all operating leases was $29.2, $29.4 and $30.8 in fiscal 2014, 2013 and 2012, respectively. Future minimum rental commitments under non-cancellable operating leases in effect as of September 30, 2014, were $28.9 in fiscal 2015, $22.7 in fiscal 2016, $18.4 in fiscal 2017, $15.1 in fiscal 2018, $14.3 in fiscal 2019 and $29.9 thereafter. These leases are primarily for office facilities.